Interests in subsidiaries - Summary of interest in subsidiaries (Detail)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Kazia Laboratories Pty Ltd [member]
Disclosure of subsidiaries [line items]
Principal place of business	Australia
Country of incorporation	Australia
Ownership interest	100.00%	100.00%
Kazia Research Pty Ltd [member]
Disclosure of subsidiaries [line items]
Principal place of business	Australia
Country of incorporation	Australia
Ownership interest	100.00%	100.00%
Kazia Therapeutics Inc [member]
Disclosure of subsidiaries [line items]
Principal place of business	United States of America
Country of incorporation	United States of America
Ownership interest	100.00%	100.00%
Glioblast Pty Ltd [member]
Disclosure of subsidiaries [line items]
Principal place of business	Australia
Country of incorporation	Australia
Ownership interest	100.00%	100.00%